Precious metals delivery and purchase agreement (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Dec. 19, 2024	Apr. 03, 2019
Statement [Line Items]
Purchase agreement		$ 25.0
Sandstorm Gold Ltd [Member] | Forward Commodity Pricing Curves [Member]
Statement [Line Items]
Loss on fair value metals deliverable	$ 1.9